SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is February 28, 2022.

For the MFS® Funds listed below:

MFS® AGGRESSIVE GROWTH ALLOCATION FUND
MFS® BLENDED RESEARCH® GROWTH EQUITY FUND
MFS® BLENDED RESEARCH® MID CAP EQUITY FUND
MFS® BLENDED RESEARCH® SMALL CAP EQUITY FUND
MFS® BLENDED RESEARCH® VALUE EQUITY FUND
MFS® CONSERVATIVE ALLOCATION FUND
MFS® EMERGING MARKETS EQUITY FUND

MFS® GROWTH ALLOCATION FUND
MFS® INTERNATIONAL DIVERSIFICATION FUND
MFS® INTERNATIONAL GROWTH FUND
MFS® INTERNATIONAL INTRINSIC VALUE FUND
MFS® INTERNATIONAL LARGE CAP VALUE FUND
MFS® MANAGED WEALTH FUND
MFS® MODERATE ALLOCATION FUND

Effective immediately, the third paragraph of the sub-section entitled "Compensation" under the main heading entitled "APPENDIX D - PORTFOLIO MANAGER(S)" is hereby restated, as follows:
With respect to each portfolio manager except Messrs. William Adams, Joseph Flaherty, Jr., Nicholas Paul, Mike Roberge, David Shindler, and Barnaby Wiener and Ms. Camille Humphries-Lee, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
Effective immediately, the eighth paragraph of the sub-section entitled "Compensation" under the main heading entitled "APPENDIX D - PORTFOLIO MANAGER(S)" is hereby restated, as follows:
With respect to Mr. Nicholas Paul and Ms. Camille Humphries-Lee, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management’s assessment of overall portfolio manager contribution to the client experience, the investment process and overall performance (distinct from fund and other account performance).

Effective immediately, the sub-sections entitled "Ownership of Fund Shares" and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS International Diversification Fund only, as follows:
Ownership of Fund Shares
The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund's fiscal year ended May 31, 2021, unless otherwise indicated. The following dollar ranges apply:

N. None
A. $1 – $10,000
B. $10,001 – $50,000
C. $50,001 – $100,000
D. $100,001 – $500,000
E. $500,001 – $1,000,000
F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS International Diversification Fund	Camille Humphries-Lee	N
	Nicholas Paul[1]	N
1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of January 31, 2022.

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Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended May 31, 2021, unless otherwise indicated:

	Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS International Diversification Fund		Camille Humphries-Lee	Registered Investment Companies[2]	6	$59.9 billion
			Other Pooled Investment Vehicles	2	$165.7 million
			Other Accounts	1	$144.7 million
		Nicholas Paul[1]	Registered Investment Companies[2]	1	$38.7 billion
			Other Pooled Investment Vehicles	1	$141.3 million
			Other Accounts	0	Not Applicable
[1]	Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of January 31, 2022.
[2]	Includes the Fund.

Advisory fees were not based upon performance of any of the accounts identified in the table above.

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